Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Investor funding period	30 days
Review period to request a new third party appraisal	24 months
Impaired financing receivable, recorded investment	$ 5,566,000	$ 2,322,000
Liabilities, fair value disclosure, recurring	0
Fair value disclosure, off-balance sheet risks, amount, liability	$ 177,800,000